Related Party Transactions Management Fee Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Management fee expense	$ 21	$ 13	$ 26
LVS
Disclosure of transactions between related parties [line items]
Management fee expense	16	10	19
Fellow subsidiaries
Disclosure of transactions between related parties [line items]
Management fee expense	$ 5	$ 3	$ 7